Equity Transaction with Non-controlling Interests - Additional Information (Detail) $ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Jan. 31, 2018 $ / shares shares	Jan. 31, 2017 TWD ($)	Jan. 31, 2017 USD ($)	Feb. 29, 2016 shares	Feb. 28, 2016 TWD ($) $ / shares shares	Jan. 31, 2016	Apr. 30, 2015 CNY (¥) shares	Mar. 31, 2015	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Oct. 13, 2017 shares	Jul. 13, 2017 shares	Dec. 31, 2016 TWD ($)	Jun. 30, 2015 TWD ($)
Sale of shares												323,094	101,164
Proceeds from issuance of shares									$ 10,290,000	$ 347,166
Cash capital increase [member]
Sale of shares									300,000		300,000
Sale of shares per share | $ / shares									$ 34.3
USI Enterprise Limited [member]
Increase (decrease) in capital surplus | $														$ (1,912,887)	$ 7,197,510
Number of shares repurchased				4,501
Percentage of increase in shareholdings				98.80%		96.70%
Number of shares approved for repurchase	3,738,420
Shares repurchase price per share | $ / shares	$ 17.49
Universal Scientific Industrial (Shanghai) Co., Ltd [member] | USI Enterprise Limited [member]
Proceeds from issuance of shares | ¥							¥ 1,992,060
Universal Scientific Industrial (Shanghai) Co., Ltd [member] | USI Enterprise Limited [member] | Ordinary shares [member]
Sale of shares							54,000
Percentage of decrease in shareholdings							77.20%	82.10%
Universal Global Scientific Industrial Co., Ltd. [member] | USI [member]
Sale of shares					39,603
Percentage of decrease in shareholdings					76.50%	99.00%
Increase (decrease) in capital surplus | $														$ (20,552)
Sale of shares per share | $ / shares					$ 20
Proceeds from issuance of shares | $					$ 792,064
USI [member]
Increase (decrease) in capital surplus									$ 3,055		$ 103
Percentage of increase in shareholdings		75.20%	75.20%
Cash capital increase amount		$ 1,000,000	$ 33,738
USI [member] | Cash capital increase [member]
Percentage of increase in shareholdings		75.70%	75.70%